Interest-bearing loans and borrowings - long term - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Loan arrangements borrowings for which covenant	₨ 267,959	₨ 288,170